Warrant Liabilities - Schedule of warrant liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Warrant Liabilities [Abstract]
Public warrants	$ 2,600	$ 9,200		$ 16,000
Private warrants	439	1,716		7,112
Warrant liability	$ 3,039	$ 10,916	[1]	$ 23,112	[1]
Private warrants (in shares)	2,875,000

[1]	Refer to Note 4. Independent Investigation and Restatement